DISCONTINUED OPERATIONS AND ASSETS HELD FOR SALE (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Sales price of polyethylene terephthalate business, the Performance Polymers segment																				$ 615
Contracted period for transition services to supply certain raw materials and services (in years)																				1
Transition supply agreement revenues																	220
Income Statement earnings from discontinued operations [Abstract]
Earnings (loss) from discontinued operations, net of tax	0	[1]	0	[2]	0	[3]	9	[4]	(4)	[5]	9	[6]	7	[7]	(3)	[8]	9	9	(22)
Gain from disposal of discontinued operations, net of tax	0	[1]	0	[2]	1	[3]	30	[4]									31	0	0
Assets and Liabilities of the discontinued operations classified as held for sale [Abstract]
Total current assets held for sale	0								217								0	217
Non-current assets [Abstract]
Other noncurrent assets	0								23								0	23
Current liabilities [Abstract]
Total current liabilities held for sale	0								52								0	52
Noncurrent liabilities [Abstract]
Total noncurrent liabilities	0								3								0	3
Performance Polymers segment discontinued operations [Member]
Income Statement earnings from discontinued operations [Abstract]
Sales																	105	849	651
Earnings (loss) before income taxes																	17	20	(36)
Earnings (loss) from discontinued operations, net of tax																	9	9	(22)
Gain from disposal of discontinued operations, net of tax																	31	0	0
Assets and Liabilities of the discontinued operations classified as held for sale [Abstract]
Trade receivables, net									116									116
Inventories									101									101
Total current assets held for sale									217									217
Non-current assets [Abstract]
Properties and equipment, net									374									374
Goodwill									1									1
Other noncurrent assets									22									22
Total noncurrent assets held for sale									397									397
Total assets									614									614
Current liabilities [Abstract]
Payables and other current liabilities									52									52
Total current liabilities held for sale									52									52
Noncurrent liabilities [Abstract]
Other noncurrent liabilities									3									3
Total noncurrent liabilities									3									3
Total liabilities									$ 55									$ 55

[1]	For quarter ended December 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $159 million loss for MTM adjustments, decreased gross profit $120 million, earnings from continuing operations and net earnings $88 million, and basic and diluted earnings per share for both earnings from continuing operations and net earnings $0.64 and $0.62, respectively.
[2]	For quarter ended September 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $13 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[3]	For quarter ended June 30, 2011, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $11 million, earnings from continuing operations and net earnings $9 million, and basic and diluted earnings per share for earnings from continuing operations and net earnings $0.06.
[4]	For quarter ended March 31, 2011, the retrospective change from the accounting change for pension and OPEB plans, which included $15 million gain for MTM adjustments, increased gross profit $25 million, earnings from continuing operations $19 million, earnings from discontinued operations, net of tax $1 million, net earnings $20 million, basic and diluted earnings per share from continuing operations $0.13, basic and diluted earnings per share from discontinued operations $0.02 and $0.01, respectively, and basic and diluted net earnings per share $0.15 and $0.14, respectively.
[5]	For quarter ended December 31, 2010, the retrospective change from the accounting change for pension and OPEB plans, which included losses of $53 million and $10 million for MTM adjustments for continuing operations and discontinued operations, respectively, decreased gross profit $36 million, earnings (loss) from continuing operations $25 million, earnings (loss) from discontinued operations, net of tax $6 million, net earnings (loss) $31 million, basic and diluted earnings (loss) per share from continuing operations $0.18 and $0.17, respectively, basic and diluted earnings (loss) per share from discontinued operations $0.04, and basic and diluted earnings (loss) per share for net earnings (loss) $0.22 and $0.21, respectively.
[6]	For quarter ended September 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $8 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share from continuing operations $0.04 and $0.03, respectively, diluted earnings per share from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[7]	For quarter ended June 30, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $6 million, earnings from continuing operations and net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations $0.03 and $0.04, respectively, basic earnings per share for earnings from discontinued operations $0.01, and basic and diluted earnings per share for net earnings $0.04.
[8]	For quarter ended March 31, 2010, the retrospective change from the accounting change for pension and OPEB plans increased gross profit $7 million, earnings from continuing operations $5 million, earnings from discontinued operations, net of tax $1 million, net earnings $6 million, basic and diluted earnings per share for earnings from continuing operations and net earnings $0.04.